Basis of Presentation - Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Non-Interest Revenue
Securities commissions and fees	$ 248	$ 256	$ 261
Deposit and payment service charges	291	290	276
Card fees	105	111	88
Investment management and custodial fees	428	441	424
Underwriting and advisory fees	244	244	221
Other	147	132	138
Non-Interest Revenue	3,345	2,878	2,763
Non-Interest Expense
Employee compensation	2,072	1,613	1,963
Travel and business development	126	150	113
Professional fees	121	160	125
Other	303	330	345
Non-Interest Expense	3,557	3,193	3,400
Provision for income taxes	(387)	(438)	(763)
Net Income	$ 1,510	1,697	973
Increase (decrease) due to application of IFRS 15 [member]
Non-Interest Revenue
Securities commissions and fees		(1)	(1)
Deposit and payment service charges		(2)	(3)
Card fees		(32)	(40)
Investment management and custodial fees		3	1
Underwriting and advisory fees		2	2
Other		1	1
Non-Interest Revenue		(29)	(40)
Non-Interest Expense
Employee compensation		1
Travel and business development		(36)	(44)
Professional fees		2	2
Other		2	1
Non-Interest Expense		(31)	(41)
Provision for income taxes			$ 1
Net Income		$ 2